1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com ALLISON M HARLOW FUMAI allison.fumai@dechert.com +1 212 698 3526 Direct +212 698 3599 Fax

March 14, 2012

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for

Zweig Fund, Inc.

Zweig Total Return Fund, Inc.

(collectively, the “Funds”)

To Whom It May Concern:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, the Funds hereby file via EDGAR a copy of the preliminary proxy materials for the Funds’ Annual Meeting of Shareholders. No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 698-3526.

Very truly yours,

/s/ Allison Harlow Fumai

Allison Harlow Fumai

17073852.1

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